SUBSIDIARIES	12 Months Ended
Dec. 31, 2023
SUBSIDIARIES [Abstract]
Subsidiaries

4.	SUBSIDIARIES

The following table lists our significant subsidiaries and their purpose as of December 31, 2023. Unless otherwise indicated, we own a 100% ownership interest in each of the following subsidiaries.

Name	Jurisdiction of Incorporation	Purpose
Gimi Holding Company Limited	Bermuda	Holding company
Golar LNG Energy Limited	Bermuda	Holding company
Golar Hilli LLC	Marshall Islands	Holding company
Golar Hilli Corporation	Marshall Islands	Leases the FLNG Hilli*
Golar LNG 2216 Corporation	Marshall Islands	Owns the Golar Arctic
Gimi MS Corporation	Marshall Islands	Owns the FLNG Gimi
Golar Management (Bermuda) Limited	Bermuda	Management company
Golar Management Limited	United Kingdom	Management company
Golar Management AS	Norway	Vessel management company
Golar Viking Management D.O.O	Croatia	Vessel management company
* The above table excludes mention of the lessor variable interest entity (“lessor VIE”) that we have leased a vessel from under a finance lease. The lessor VIE is a wholly-owned, newly formed special purpose vehicle (“SPV”) of a financial institution. While we do not hold any equity investments in this SPV, we have concluded that we are the primary beneficiary of this lessor VIE and accordingly have consolidated this entity into our financial results (note 5).